Cover	12 Months Ended
Jan. 31, 2024 shares
Document Information Line Items
Entity Registrant Name	BETTERLIFE PHARMA INC.
Entity Central Index Key	0001464165
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--01-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Jan. 31, 2024
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Common Stock Shares Outstanding	117,079,397
Document Annual Report	true
Document Transition Report	false
Document Fin Stmt Error Correction Flag	false
Entity File Number	333-161157
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	1275 West 6th Avenue, #300
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Country	CA
Entity Address Postal Zip Code	V6H 1A6
Auditor Name	MNP LLP
Auditor Location	Vancouver, Canada
Auditor Firm Id	1930
Security 12b Title	Common shares
Trading Symbol	BETR
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	1275 West 6th Avenue, #300
Entity Address City Or Town	Vancouver
Entity Address Country	CA
Entity Address Postal Zip Code	V6H 1A6
City Area Code	604
Local Phone Number	221-0595
Contact Personnel Email Address	ahmad.doroudian@blifepharma.com
Contact Personnel Name	Ahmad Doroudian